Registration Nos. 333-222952

811-09725

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM
N-6
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT No. 11
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 44

THE GUARDIAN SEPARATE ACCOUNT N
(Exact Name of Registrant)
THE GUARDIAN INSURANCE &
ANNUITYCOMPANY, INC.
(Name of Depositor)

10 Hudson Yards, New York, New York 10001

(Complete Address of Principal Executive Offices)

(212) 598-8714
(Depositors Telephone Number)
Patrick D. Ivkovich, Senior Counsel

The Guardian Insurance & Annuity Company, Inc.

10 Hudson Yards

New York, New York 10001
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b), or
☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i), or
☐	on (date) pursuant to paragraph (a)(i) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously-filed post-effective amendme nt.

EXPLANATORY NOTE:
This Post-Effective Amendment No. 11 (“Amendment No.
11”) to Form N-6 Registration Statement No.333-222952 is being filed for the purpose of including in the Registration Statement a Prospectus Supplement that describes the reorganization of “Target Funds” into and with the corresponding “Acquiring Funds”
that we intend to make available to Contract Owners.
This Amendment No. 11
incorporates by reference the information contained in Parts A and B of Post-Effective
Amendment No. 10, as filed with the U.S. Securities and Exchange Commission on
May 1, 2026, and does not amend or delete the currently available Prospectuses,
Statement of Additional Information, or any subsequently filed supplements to the
Prospectuses and Statement of Additional Information, or other part of the
Registration Statement except as specifically noted herein.

Prospectus Supplement

Dated October 9, 2026

For

Certain Variable Life Insurance Policies and Variable Annuity Contracts
Issued By
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
The following supplemental information should be read in conjunction with the Prospectuses and applicable
Updated Summary Prospectuses and Initial Summary Prospectus dated:
1.
May 1, 2026 for Flexible Solutions
®
VUL (2018);
2.
May 1, 2019 for Executive Benefits (COLI) VUL
®
;
3.
May 1, 2019 for Flexible Solutions
®
VUL III;
4.
April 30, 2012 for Park Avenue Life (PAL) 95 Variable Whole Life Insurance Policy;
5.
April 30, 2012 for Park Avenue Life (PAL) 97 Variable Whole Life Insurance Policy;
6.
May 1, 2008 for Flexible Solutions
®
Variable Universal Life;
7.
May 1, 2008 for Flexible Solutions
®
Variable Universal Life Gold;
8.
May 1, 2008 for Park Avenue Survivorship Variable Universal Life (SVUL) – Millennium Series
®
;
9.
May 1, 2006 for Park Avenue Variable Universal Life (VUL) – Millennium Series
®
;
10.
May 1, 2005 for Park Avenue Life – Millennium Series
®
Variable Life Insurance Policy (PAL Millennium);
11.
May 1, 2002 for the Value Plus Single Premium Variable Life;
12.
May 1, 2001 for Park Avenue Variable Universal Life (VUL) – 97 Form;
13.
May 1, 1998 for the Select Guard Annual Premium Variable Life Insurance Policy.
14.
May 1, 2026 for The Guardian Investor
®
Group Variable Annuity;
15.
May 1, 1988 for The Guardian Variable Account 1 (VA-1) Variable Annuity; and
16.
May 1, 1988 for The Guardian Variable Account 2 (VA-2) Variable Annuity.
Special terms not defined herein have the meanings ascribed to them in the Prospectus.
NOTICE OF FUND REORGANIZATION
On or about December 4, 2026 (the “Reorganization Date”), subject to shareholder approval, the following
“Target Funds” in which investment divisions (“subaccounts”) of the Separate Account currently may invest will be reorganized into and with the corresponding “Acquiring Funds” (the “Reorganization”).

Target Fund	Acquiring Fund
Guardian All Cap Core VIP Fund Guardian Diversified Research VIP Fund Guardian Integrated Research VIP Fund Guardian Strategic Large Cap Core VIP Fund	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)
Guardian Balanced Allocation VIP Fund	SA Index Allocation 60/40 Portfolio (Class 3)
Guardian Core Fixed Income VIP Fund	SA Franklin Core Fixed Income Portfolio (Class 1)
Guardian U.S. Government/Credit VIP Fund	SA Franklin Core Fixed Income Portfolio (Class 3)

Target Fund	Acquiring Fund
Guardian Core Plus Fixed Income VIP Fund Guardian Total Return Bond VIP Fund	SA JPMorgan MFS Core Bond Portfolio (Class 3)
Guardian Equity Income VIP Fund	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)
Guardian Global Utilities VIP Fund	SA Large Cap Value Index Portfolio (Class 3)
Guardian Growth & Income VIP Fund Guardian Large Cap Disciplined Value VIP Fund	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)
Guardian International Equity VIP Fund	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3)
Guardian International Growth VIP Fund	SA Fidelity Institutional AM International Growth Portfolio (Class 3)
Guardian Large Cap Disciplined Growth VIP Fund	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3)
Guardian Large Cap Fundamental Growth VIP Fund	SA MFS Large Cap Growth Portfolio (Class 3)
Guardian Mid Cap Relative Value VIP Fund Guardian Mid Cap Traditional Growth VIP Fund Guardian Select Mid Cap Core VIP Fund Guardian Small-Mid Cap Core VIP Fund	SA Franklin Mid Cap Core Portfolio (Class 3)
Guardian Multi-Sector Bond VIP Fund	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)
Guardian Short Duration Bond VIP Fund	SA JPMorgan Ultra-Short Bond Portfolio (Class 1)
Guardian Small Cap Value Diversified VIP Fund	SA Franklin Small Company Value Portfolio (Class 3)
The following table provides additional information about the Acquiring Funds:

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.79%	18.02%	15.11%	N/A
The Portfolio's investment goals are growth of capital and, secondarily, current income.	SA Index Allocation 60/40 Portfolio (Class 3) SunAmerica Asset Management, LLC	0.71%	13.13%	6.99%	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.48% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.73% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is maximum total return, consistent with preservation of capital and prudent investment management.	SA JPMorgan MFS Core Bond Portfolio (Class 3) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company	0.78%	6.98%	-0.17%	2.19%

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.64%	16.92%	11.80%	12.59%
Investment results that correspond with the performance of the S&P 500 Value Index	SA Large Cap Value Index Portfolio (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%	12.57%	12.28%	N/A
The Portfolio's investment goal is growth of capital.	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3) SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%	16.83%	13.57%	11.32%
The Portfolio's investment goal is long-term capital appreciation.	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.12%	20.99%	5.23%	6.11%
The Portfolio's investment goal is to seek long-term growth of capital.	SA Fidelity Institutional AM International Growth Portfolio (Class 3) SunAmerica Asset Management, LLC FIAM LLC	1.14%	18.00%	5.76%	N/A
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Putnam Investment Management, LLC ClearBridge Investments, LLC	0.87% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is capital appreciation.	SA MFS Large Cap Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Mid Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Brandywine Global Investment Management, LLC ClearBridge Investments, LLC	0.96% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is relatively high current income and secondarily capital appreciation.	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC PineBridge Investments LLC Wellington Management Company LLP	0.96%	6.62%	-0.73%	1.83%
The Portfolio's investment goal is current income consistent with liquidity and preservation of capital.	SA JPMorgan Ultra-Short Bond Portfolio (Class 1) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.55%	4.62%	2.46%	1.68%
The Portfolio's investment goal is long-term growth of capital.	SA Franklin Small Company Value Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%	6.14%	8.32%	9.41%
* Current expenses are estimates. The Acquiring Funds are new Funds that have no actual operating history and will commence operations on or about the Reorganization Date.
The Target Funds will no longer be available as variable investment options under the Policy or Contract after the Reorganization Date. The corresponding Acquiring Funds of the
Target Funds that are available under your
Policy or Contract will be available as variable investment options under the Policy or Contract on December 4,
2026. On the Reorganization Date, all subaccount units corresponding to shares of the Target Funds will be replaced with subaccount units corresponding to shares of the Acquiring Funds.
The Reorganization will be effected at the relative net asset values of the Target’s Fund’s and the Acquiring
Fund’s shares. Your Policy or Contract value immediately prior to the Reorganization will equal your Policy or
Contract value immediately after the Reorganization. There will be no tax consequences for you as a result of the

Reorganization. The Reorganization will be performed at no cost to you. The fees and charges under your Policy or Contract will not increase as a result of the Reorganization. Your rights and the Company’s obligations under your Policy or Contract will not be altered in any way.
You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to The Guardian Insurance & Annuity Company, Inc., Individual Markets, P.
O. Box 981588, El Paso, TX 79998-1592 (regular mail) or 5951 Luckett Ct., Bldg. A, El Paso, TX 79998-1588
(overnight mail), or by calling 1-888-482-7342.
For 30 days prior to and for 30 days after the Reorganization Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, there will be no exercise of any rights reserved under the Policies to impose additional restrictions on transfers between subaccounts.
If your Policy or Contract value is automatically transferred on the Reorganization Date, you will receive a confirmation showing the transfer of your Policy or Contract value from the subaccounts that invest in the Target
Funds to the subaccounts that invest in the corresponding Acquiring Funds. Due to the difference in unit values, the number of units you receive in the subaccounts investing in the Acquiring Funds will be different from the number of units you held in the subaccounts investing in the Target Funds.
Further, certain administrative programs will be impacted by the Reorganization. Specifically:
●
Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”):
If you are enrolled in a
DCA program or APR that includes the Target Funds, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Reorganization Date, your enrollment will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the
Reorganization Date.
●
Premium Allocation Instructions:
If you have premium allocation instructions on file that include the Target
Funds, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Reorganization Date, your premium allocation instructions on file will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
●
Automated Alert Program:
If you have any Automated Alerts on file that include the Target Funds, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Reorganization Date, your Automated Alert instructions on file will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the
Acquiring Funds at the close of business on the Reorganization Date.
Except as set forth herein, all other provisions of the prospectus shall remain unchanged.
This PROSPECTUS Supplement Should Be Retained For Future Reference.

PART C
OTHER INFORMATION
Item 30.
Exhibits

The following exhibits:
(a)(i)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing The Guardian Separate Account N (1)
(a)(ii)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. authorizing officers to each delegate to one or more designated representatives (23)
(b)	Custodian Agreements. Not Applicable. N/A
(c)	Distribution Agreements.
(c)(i)	Distribution and Service Agreement between GIAC and PAS (March 31, 2015) (14)
(c)(ii)	Field Representative Agreement (FRVUL) (3)
(c)(iii)	Agreement of Agency (FTAVUL) (3)
(c)(iv)	Agreement of General Agency (GAVULUL) (3)
(c)(v)	Memorandum of Agreement (CDM) (3)
(c)(vi)	Special Agreement of Agency (SPAG) (3)
(c)(vii)	Brokerage Agreement (3)
(c)(viii)	Form of GIAC Selling Agreement with Broker-Dealers (2018-Post Reg 187) (18)
(d)	Specimen of the Flexible Premium Adjustable Variable Whole Life Insurance Policy (14)
(d)(i)	Policy Continuation Rider (14)
(d)(ii)	Whole Life Purchase Option Rider (14)
(d)(iii)	Guaranteed Coverage Rider (14)
(d)(iv)	Accidental Death Benefit Rider (14)
(d)(v)	Disability Benefit Rider (14)
(d)(vi)	Waiver of Monthly Deductions Rider (14)
(d)(vii)	Alternate Net Cash Surrender Value Rider (14)
(d)(viii)	Enhanced Accelerated Benefit Rider (14)
(d)(ix)	Select Security Rider (Amendment to Owner Provision) (14)
(e)	Applications
(e)(i)	Form of Application for the Flexible Premium Adjustable Variable Whole Life Policy. (18)
(e)(ii)	Application Supplement for Flexible Premium Adjustable Variable Whole Life Policy. (7)
(f)	Certification of Incorporation and By-Laws.
(f)(i)	Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. (1)
(f)(ii)	Certificate of Amendment to the Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. (1)
(f)(iii)	By-laws of The Guardian Insurance & Annuity Company, Inc. (1)
(g)	Reinsurance Agreements

(g)(i)	Reinsurance Agreement Number 3001 (including amendments through 8/1/13) (9)
(g)(i)(a)	Amendment to Reinsurance Agreement Number 3001 (for FSVUL 2018) (16)
(g)(ii)	Reinsurance Agreement Number 3002 (including amendments through 8/1/13) (9)
(h)	Participation Agreements.
(h)(i)	AIM/Invesco Variable Insurance Funds (1998) (2)
(h)(a)	Amendments to Agreement (No. 1-5) (1998-2005) (2)
(h)(b)	Amendment to Agreement (No. 6) (3)
(h)(c)	Amendment to Agreement (No. 7) (2008) (2)
(h)(d)	Amendment to Agreement (No. 8) (11)
(e)	Amendment to Agreement (No. 9) (11)
(f)	Amendment to Agreement (No. 10) (2015) (11)
(g)	Amendment to Agreement (No. 11) (2021) (19)
(h)(ii)	Davis Variable Account Fund, Inc. (1999) (including Addenda 1-2)** (as amended through 2008) (17)
(h)(ii)(a)	Amendment to Participation Agreement (2020) (19)
(h)(iii)	Fidelity Variable Insurance Products Fund (including amendments 1-3) (2)
(h)(iii)(a)	Amendment #4 to Agreement (2002) (2)
(h)(iii)(b)	Amendment #5 to Agreement (2005) (2)
(h)(iii)(c)	Amendment #6 to Agreement (2008) (2)
(h)(iii)(d)	Amendment #7 to Agreement (2020) (19)
(h)(iv)	Intentionally left blank
(h)(v)	Janus Aspen Series (service shares) (2000) (3)
(h)(v)(a)	Amendment to Agreement (2000) (3)
(h)(v)(b)	Amendment to Agreement (2008) (3)
(h)(v)(c)	Amendment to Agreement (2020) (19)
(h)(vi)	MFS Variable Insurance Trust** (2000) (as amended through 2008) (17)
(h)(vi)(a)	Amendment to Participation Agreement (2020) (19)
(h)(vii)	AB Variable Products Series Fund (2)
(h)(vii)(a)	First Amendment to Agreement (2008) (2)
(h)(vii)(b)	Amendment to Agreement (No. 2) (11)
(h)(vii)(c)	Amendment to Agreement (No. 3) (11)
(h)(vii)(d)	Amendment to Agreement (No. 4) (11)
(h)(vii)(e)	Amendment to Agreement (No. 5) (2015) (11)
(h)(vii)(f)	Amendment to Agreement No.6 (2021) (19)
(h)(viii)	Intentionally left blank—
(h)(ix)	Intentionally left blank
(h)(x)	Intentionally left blank —

(h)(xi)	Franklin Templeton (2002) (2)
(h)(xi)(a)	Amendment No. 1 (2004) (2)
(h)(xi)(b)	Amendment No. 2 (2007) (2)
(h)(xi)(c)	Amendment No. 3 (2008) (2)
(h)(xi)(d)	Amendment No. 4 (2013) (11)
(h)(xi)(e)	Amendment No. 5 (2015) (11)
(h)(xi)(f)	Amendment No.6 (2021) (19)
(h)(xii)	Intentionally left blank —
(h)(xiii)	American Century** (1998) (as amended through 2009) (17)
(h)(xiii)(a)	Amendment to Participation Agreement (2020) (19)
(h)(xiv)	Intentionally left blank —
(h)(xv)	Intentionally left blank —
(h)(xvi)	PIMCO / ALLIANZ (2009) (4)
(h)(xvi)(a)	Amendment to Participation Agreement (2021) (19)
(h)(xvii)	Intentionally left blank —
(h)(xviii)	Intentionally left blank —
(h)(xix)	Ivy Investment Management Company (previously Waddell & Reed, Inc.)** (2010) (17)
(h)(xix)(a)	Amendment to Participation Agreement (2020) (19)
(h)(xx)	Intentionally left blank
(h)(xxi)	Columbia Funds (7)
(h)(xxi)(a)	Amendment to Columbia Participation Agreement (2013) (8)
(h)(xxi)(b)	Amendment to Columbia Participation Agreement (2021) (19)
(h)(xxii)	Pioneer Funds (7)
(h)(xxii)(a)	Amendment No. 1 to Pioneer Participation Agreement (2013) (9)
(h)(xxii)(b)	Amendment No.2 to Pioneer Participation Agreement (2020) (19)
(h)(xxiii)	Putnam Funds Participation Agreement (2012) (12)
(h)(xxiii)(a)	Amendment No. 1 to Putnam Funds Participation Agreement (2013) (12)
(h)(xxiii)(b)	Amendment No. 2 to Putnam Funds Participation Agreement (2015) (12)
(h)(xxiii)(c)	Amendment No. 3 to Putnam Funds Participation Agreement (2016) (12)
(h)(xxiii)(d)	Amendment No. 4 to Putnam Fund Participation Agreement (2020) (19)
(h)(xxiv)	Intentionally left blank —
(h)(xxiv)(a)	Intentionally left blank —
(h)(xxv)	SunAmerica Series Trust (23)
(i)	Administrative Contracts
(i)(i)	Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (2007) (1)

(j)	Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian Insurance & Annuity Company, Inc.:
(j)(i)	Power of attorney executed by Keith Namiot (23)
(j)(ii)	Power of attorney executed by Carl Desrochers (23)
(j)(iii)	Power of attorney executed by Andrew Gordon (23)
(j)(iv)	Power of attorney executed by Jeffrey Turcotte (23)
(k)	Legal Opinion.
(k)(i)	Opinion of Counsel (19)(15)
(l)	Opinion and Consent of actuarial officers. (22)
(m)	Calculation. (22)
(n)	Consent of PricewaterhouseCoopers LLP (23)
(o)	No financial statements are omitted - Not Applicable
(p)	Initial Capital Agreements - Not Applicable
(q)
Memorandum on the Policy’s Issuance, Transfer and Redemption Procedures and on the Method of Computing Cash
Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.
(14)

(r)	Form of Initial Summary Prospectuses (21)
(1)
Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 21, 2008 (File No.
333-151073; Accession No. 0001193125-08-120023)
(2)
Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928)
(3)
Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460)
(4)
Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2010 (File No. 333-151073; Accession No. 0001193125-10-094621)
(5)
Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2011 (File No. 333-151073; Accession No. 0001193125-11-111532)
(6)
Incorporated by reference to Post-Effective No. 4 to the Registration Statement on Form N-6 filed by the Registrant on April 25,
2012 (File No. 333-148736; Accession No. 0001193125-12-181996)
(7)
Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 2, 2013 (File No.
333-188304; Accession No. 0001193125-13-196448)
(8)
Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on July 15, 2013 (File No. 333-188304; Accession No. 0001193125-13-290766)
(9)
Incorporated by reference to Pre-Effective Amendment No. 2 on Form N-6 filed by the Registrant on September 27, 2013 (File
No. 333-188304; Accession No. 0001193125-13-382543)
(10)
Incorporated by reference Post-Effective Amendment No. 1 to the Registration statement on Form N-6 filed by the Registrant on
April 25, 2014 (File No. 333-188304; Accession No. 0001193125-14-158833)
(11)
Incorporated by reference Post-Effective Amendment No. 2 to the Registration statement on Form N-6 filed by the Registrant on
April 24, 2015 (File No. 333-188304; Accession No. 0001193125-15-146150)
(12)
Incorporated by reference Post Effective Amendment No. 4 to the Registration statement on Form N-6 filed by the Registrant on
April 25, 2016 (File No. 333-188304; Accession No. 0001193125-16-553860)
(13)
Incorporated by reference to Post Effective Amendment No. 5 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2017 (File No. 333-188304; Accession No. 0001193125-17-136515)
(14)
Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on February 9, 2018 (File No.
333-222952; Accession No. 0001193125-18-037623)
(15)
Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration statement on Form N-6 filed by the Registrant on May 9, 2018 (File No. 333-222952; Accession No. 0001193125-18-157034)

(16)
Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration statement on Form N-6 filed by the Registrant on July 30, 2018 (File No. 333-222952; Accession Number 0001193125-18-231161)
(17)
Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on April 26, 2019 (File No. 333-222952; Accession Number 0001193125-19-122119)
(18)
Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2020 (File No. 333-222952; Accession Number 0001193125-20-121151)
(19)
Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 filed by the Registrant on April 26, 2021 (File No. 333-222952; Accession Number 0001193125-21-131842)
(20)
Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2022 (File No. 333-222952; Accession Number 0001193125-22-123699)
(21)
Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-6 filed by the Registrant on February 17, 2021 (File No. 333-222952; Accession Number 0001193125-21-046635)
(22)
Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-6 filed by the
Registrant on May 1, 2026 (File No. 333-222952; Accession Number 0001193125-26-200677)
(23)
Filed herewith
Item 31.
Directors and Officers of the Insurance Company
The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”).
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

DIRECTOR & OFFICER ROSTER

Name and Principal Business Address:	Positions and Offices with Insurance Company
Keith Namiot 10 Hudson Yards, New York, NY 10001	Director and President
Andrew Gordon 10 Hudson Yards, New York, NY 10001	Director
Jeffrey Turcotte 10 Hudson Yards, New York, NY 10001	Director and Chief Actuary
Nicholas Liolis 10 Hudson Yards, New York, NY 10001	Chief Investment Officer
Isaac Lowenbraun 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of Fixed Income Allocations
Felix Lurye 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of ALM & Investment Strategy
Adam Berkowitz 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of Alternative Allocations
Kermitt Brooks 10 Hudson Yards, New York, NY 10001	Chief Legal Officer
Harris Oliner 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Corporate Secretary
Mark Tynkov 10 Hudson Yards, New York, NY 10001	Illustration Actuary
Carl Desrochers 700 South Street, Pittsfield, MA 01201	Head of Finance and Actuarial
Chi M. Kwok 10 Hudson Yards, New York, NY 10001	Managing Director, Actuary, Asset Liability Management

Name and Principal Business Address:	Positions and Offices with Insurance Company
Jeff Butscher 6255 Sterner’s Way, Bethlehem, PA 18017	Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer
Stuart Carlisle 10 Hudson Yards, New York, NY 10001	Head of Product Fund Management
Kimberly Delaney Geissel 6255 Sterner’s Way, Bethlehem, PA 18017	Strategic Initiatives Executive
Debra Udicious 10 Hudson Yards, New York, NY 10001	Corporate Treasurer
Andrew Baj 10 Hudson Yards, New York, NY 10001	Derivatives Officer
Larry Weiss 10 Hudson Yards, New York, NY 10001	Head of Asset Management Accounting & Mutual Fund Treasurer
Nahulan Ethirveerasingam 10 Hudson Yards, New York, NY 10001	Head of Annuity Product Management
Alex D. Borress 101 Crawfords Corner Rd. Holmdel, NJ 07733	Head of Actuarial
Mordechai Shapiro 10 Hudson Yards, New York, NY 10001	Senior Director, Actuary, Asset & Liability Management
Shawn P. McGrath 700 South Street, Pittsfield, MA 01201	Controller
Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Head of GIAC Annuity & New Business Operations
Mariana Slepovitch 10 Hudson Yards, New York, NY 10001	Senior Actuary, Corporate
Robert Negron 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Assistant Corporate Secretary
Tyla Reynolds 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Assistant Corporate Secretary
Lisa DiMario 10 Hudson Yards, New York, NY 10001	Assistant Treasurer
Brian Hagan 10 Hudson Yards, New York, NY 10001	Anti-Money Laundering Officer
John J. Monahan 6255 Sterner’s Way, Bethlehem, PA 18017	Senior Compliance Lead
Suyash Paliwal 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Regulatory Affairs
Item 32.
Persons Controlled by or under Common Control with the Insurance Company or the Registered Separate Account
The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”),
the parent company of GIAC. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Item 33.
Indemnification
The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the
Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.
The Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. includes the following provision:
No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the
Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34.
Principal Underwriters
(a)

Park Avenue Securities LLC (“PAS”) is the principal underwriter for the Contract.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B,
The Guardian Separate Account C, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate
Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian
Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.
(b)

The following is a list of managers and principal officers of PAS.
PARK AVENUE SECURITIES LLC

MANAGER & OFFICER ROSTER

OFFICER AND PRINCIPAL BUSINESS ADDRESS	OFFICER TITLE
Marianne Caswell 10 Hudson Yards, New York, NY 10001	Manager and President
Carly Maher 10 Hudson Yards, New York, NY 10001	Manager and Head of Wealth Management Strategy and Business Development
Meg Vecchi 10 Hudson Yards, New York, NY 10001	Manager
Carl Desrochers 700 South Street, Pittsfield, MA 01201	Manager
Harris Oliner 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Corporate Secretary
Joshua Hergan 10 Hudson Yards, New York, NY 10001	Assistant General Counsel
Joseph Gallo 10 Hudson Yards, New York, NY 10001	Chief Compliance Officer
Shawn McGrath 700 South Street, Pittsfield, MA 01201	Controller
Allen Boggs 10 Hudson Yards, New York, NY 10001	Head of Supervision and Business Risk
Damon Gruss 10 Hudson Yards, New York, NY 10001	Leader – Advisor Advocacy and Escalations
Michael Ryniker 10 Hudson Yards, New York, NY 10001	Head of Operations
Amy Estrada 10 Hudson Yards, New York, NY 10001	Manager of Operations
Brandon Bloeth 10 Hudson Yards, New York, NY 10001	Senior Manager, Park Avenue Product Management
Robert D. Grauer 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Assistant Corporate Secretary
Tyla Reynolds 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Assistant Corporate Secretary
Kyle Hooper 10 Hudson Yards, New York, NY 10001	Senior Counsel, Assistant Corporate Secretary
Rose Burachio 10 Hudson Yards, New York, NY 10001	Assistant Corporate Secretary
Brian Hagan 101 Crawfords Corner Rd, Holmdel, PA 07733	Anti-Money Laundering Compliance Officer

(c)

PAS, as the principal underwriter of the Contract, received, either directly or indirectly, the following commissions or other compensation from GIAC during the fiscal year ended December 31, 2025.

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Park Avenue Securities LLC	N/A	N/A	N/A	N/A
Item 35.
Location of Accounts and Records
Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents
constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 10 Hudson Yards,
New York, New York 10001.
Item 36.
Management Services
None
Item 37.
Fee Representation
The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian
Separate Account N has duly caused this Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in New York, New York.

The Guardian Separate Account N (Registrant)
By:	/s/Keith Namiot*
Keith Namiot
President of The Guardian Insurance & Annuity Company, Inc.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (DEPOSITOR)
By:	/s/Keith Namiot*
Keith Namiot
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title
/s/ Keith Namiot*	President and Director
Keith Namiot	(Principal Executive Officer)
/s/ Carl Desrochers*	Head of Finance and Actuarial
Carl Desrochers	(Principal Financial & Accounting Officer)
/s/ Andrew Gordon*	Director

Signatures	Title
Andrew Gordon
/s/ Jeffrey Turcotte*	Director
Jeffrey Turcotte

*By:	/s/ Patrick D. Ivkovich	Date: October 9, 2026
Patrick D. Ivkovich
Attorney-In-Fact Pursuant to Power of Attorney.
The Guardian Separate Account N
Exhibit Index

Exhibit Number	Description
(a)(ii)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. authorizing officers to each delegate to one or more designated representatives
(h)(xxv)	SunAmerica Series Trust Participation Agreement
(j)(i)	Power of Attorney executed by Keith Namiot
(j)(ii)	Power of Attorney executed by Carl Desrochers
(j)(iii)	Power of Attorney executed by Andrew Gordon
(j)(iv)	Power of Attorney executed by Jeffrey Turcotte
(n)	Consent of PricewaterhouseCoopers LLP